UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
Report Type (Check only one.):    August 12, 2011

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  41
Form 13F Information Table Value (x $1000) Total:  $1581361


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       FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ _______ ___ ____ _______ ___________ ________ ________ ______
AMR CORP                     CALL             001765906     1080  200000 SH       SOLE                  200000        0
AMGEN INC                    COM              031162100     2334   40000 SH       SOLE                   40000        0
AON CORP                     COM              037389103    14642  285414 SH       SOLE                  285414        0
BANK AMER CORP               CALL             060505904     5480  500000 SH       SOLE                  500000        0
BANK OF NEW YORK MELLON CORP COM              064058100    29523 1152327 SH       SOLE                 1152327        0        0
BERKSHIRE HATHAWAY INC DEL   CL B NEW         084670702     6191   80000 SH       SOLE                   80000        0
CBS CORP NEW                 CL B             124857202    88708 3113659 SH       SOLE                 3113659        0        0
CANADIAN NAT RES LTD         COM              136385101     1465   35000 SH       SOLE                   35000        0
CHINA LODGING GROUP LTD      SPONSORED ADR    16949N109      445   25000 SH       SOLE                   25000        0
CISCO SYS INC                COM              17275R102     2029  130000 SH       SOLE                  130000        0
CISCO SYSTEMS INC            CALL             17275R902     4683  300000 SH       SOLE                  300000        0
COCA COLA ENTERPRISES INC NE COM              19122T109   120465 4128355 SH       SOLE                 4128355        0        0
COVANTA HLDG CORP            COM              22282E102    64541 3913944 SH       SOLE                 3913944        0        0
FIDELITY NATL INFORMATION SV COM              31620M106    75860 2463793 SH       SOLE                 2463793        0        0
FISERV INC                   COM              337738108   119114 1901872 SH       SOLE                 1901872        0        0
FRONTIER COMMUNICATIONS CORP PUT              35906A958     5649  700000 SH       SOLE                  700000        0
GAP INC DEL                  COM              364760108     3620  200000 SH       SOLE                  200000        0
HSN INC                      COM              404303109    11704  355534 SH       SOLE                  355534        0        0
IRON MTN INC                 COM              462846106    19772  580000 SH       SOLE                  580000        0
ISHARES TR MSCI EMERG MKT    PUT              464287954    33320  700000 SH       SOLE                  700000        0
ISHARES TR INDEX RUSSELL 2000PUT              464287955    57960  700000 SH       SOLE                  700000        0
JUNIPER NETWORKS INC         COM              48203R104     3308  105000 SH       SOLE                  105000        0
JUNIPER NETWORKS INC         PUT              48203R954     4010  127300 SH       SOLE                  127300        0
LIBERTY MEDIA CORP NEW       INT COM SER A    53071M104    98122 5851072 SH       SOLE                 5851072        0        0
MCDONALDS CORP               COM              580135101    59817  709400 SH       SOLE                  709400        0        0
MORGAN STANLEY               COM NEW          617446448     1611   70000 SH       SOLE                   70000        0
ORACLE CORP                  COM              68389X105    51877 1576342 SH       SOLE                 1576342        0        0
PHILIP MORRIS INTL INC       COM              718172109   102349 1532860 SH       SOLE                 1532860        0        0
QUEST DIAGNOSTICS INC        COM              74834L100    80412 1360603 SH       SOLE                 1360603        0        0
SPDR TRUST SERIES 1 ETF      PUT              78462F953    52788  400000 SH       SOLE                  400000        0
SPDR GOLD TRUST              GOLD SHS         78463V107     3650   25000 SH       SOLE                   25000        0
SPDR GOLD TRUST              PUT              78463V957    32441  222200 SH       SOLE                  222200        0
SARA LEE CORP                CALL             803111903     3405  179300 SH       SOLE                  179300        0
SCHEIN HENRY INC             COM              806407102    60536  845597 SH       SOLE                  845597        0        0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    14580  193500 SH       SOLE                  193500        0        0
THERMO FISHER SCIENTIFIC INC COM              883556102    83887 1302800 SH       SOLE                 1302800        0
UNION PAC CORP               COM              907818108    87991  842830 SH       SOLE                  842830        0        0
WELLPOINT INC                COM              94973V107    84276 1069900 SH       SOLE                 1069900        0        0
WILLIAMS COS INC DEL         COM              969457100    23217  767500 SH       SOLE                  767500        0
XEROX CORP                   COM              984121103    30710 2950000 SH       SOLE                 2950000        0        0
ACCENTURE PLC IRELAND        SHS CLASS A      G1151C101    33788  559212 SH       SOLE                  559212        0        0
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